Goldman Sachs Bond Fund Annual Fund Operating Expenses - Class A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs Bond Fund	Mar. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 29, 2026
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.39%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	1.05%	[1]
Fee Waiver or Reimbursement	(0.26%)	[2]
Net Expenses (as a percentage of Assets)	0.79%
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.39%
Other Expenses (as a percentage of Assets):	0.64%
Expenses (as a percentage of Assets)	1.80%	[1]
Fee Waiver or Reimbursement	(0.26%)	[2]
Net Expenses (as a percentage of Assets)	1.54%
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.31%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	0.72%	[1]
Fee Waiver or Reimbursement	(0.26%)	[2]
Net Expenses (as a percentage of Assets)	0.46%
Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.25%
Component3 Other Expenses	0.31%
Other Expenses (as a percentage of Assets):	0.56%
Expenses (as a percentage of Assets)	1.22%	[1]
Fee Waiver or Reimbursement	(0.26%)	[2]
Net Expenses (as a percentage of Assets)	0.96%
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.39%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	0.80%	[1]
Fee Waiver or Reimbursement	(0.26%)	[2]
Net Expenses (as a percentage of Assets)	0.54%
Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.39%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	1.30%	[1]
Fee Waiver or Reimbursement	(0.26%)	[2]
Net Expenses (as a percentage of Assets)	1.04%
Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.30%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.71%	[1]
Fee Waiver or Reimbursement	(0.26%)	[2]
Net Expenses (as a percentage of Assets)	0.45%

[1]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service and shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.